1600 Summer Street Stamford, CT 06905 United States T 203 708 2300

May 5, 2016

VIA EDGARLINK

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Elfun Tax-Exempt Income Fund

File Nos. 002-58407; 811-02735

Ladies and Gentlemen:

On behalf of the Elfun Tax-Exempt Income Fund (the “Fund”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the definitive form of Prospectus and statement of additional information (“SAI”), each dated April 30, 2016, being used in connection with the offering of units of beneficial interests in the Fund and otherwise required to be filed under paragraph (c) of Rule 497, do not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 54 for the Fund filed with the Securities and Exchange Commission on April 30, 2016 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

/s/ JoonWon Choe

JoonWon Choe
SVP & Deputy General Counsel